Principal accounting policies - Revenue recognition and cost of revenues - Disaggregation by pricing models (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Net revenues	$ 199,408	$ 160,017	$ 125,258
Without adoption of ASC 606
Disaggregation of Revenue [Line Items]
Net revenues			125,258
Recognized over time
Disaggregation of Revenue [Line Items]
Net revenues	32,396	20,863
Recognized over time | Sales agent
Disaggregation of Revenue [Line Items]
Net revenues	6,563	8,671
Recognized over time | Cost-plus
Disaggregation of Revenue [Line Items]
Net revenues	17,146	12,192
Recognized over time | SaaS products offering
Disaggregation of Revenue [Line Items]
Net revenues	8,687
Recognized over time | Without adoption of ASC 606
Disaggregation of Revenue [Line Items]
Net revenues			19,099
Recognized over time | Without adoption of ASC 606 | Sales agent
Disaggregation of Revenue [Line Items]
Net revenues			8,311
Recognized over time | Without adoption of ASC 606 | Cost-plus
Disaggregation of Revenue [Line Items]
Net revenues			10,788
Recognized at point in time
Disaggregation of Revenue [Line Items]
Net revenues	167,012	139,154
Recognized at point in time | SaaS products offering
Disaggregation of Revenue [Line Items]
Net revenues	1,749
Recognized at point in time | Specified actions
Disaggregation of Revenue [Line Items]
Net revenues	$ 165,263	$ 139,154
Recognized at point in time | Without adoption of ASC 606
Disaggregation of Revenue [Line Items]
Net revenues			106,159
Recognized at point in time | Without adoption of ASC 606 | Specified actions
Disaggregation of Revenue [Line Items]
Net revenues			$ 106,159